Intangible Assets (Details) - USD ($) $ in Thousands	Jul. 31, 2023	Jan. 31, 2023
Intangible Assets
Intangible assets, cost	$ 733,291	$ 647,326
Intangible assets, amortization cost	451,265	417,518
Net	282,026	229,808
Customer agreements and relationships
Intangible Assets
Intangible assets, cost	300,798	268,712
Intangible assets, amortization cost	162,689	151,016
Existing technology
Intangible Assets
Intangible assets, cost	407,300	355,695
Intangible assets, amortization cost	269,436	248,867
Trade names
Intangible Assets
Intangible assets, cost	10,197	9,026
Intangible assets, amortization cost	7,828	7,318
Non-compete covenants
Intangible Assets
Intangible assets, cost	14,996	13,893
Intangible assets, amortization cost	$ 11,312	$ 10,317